Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Item 402(v) Pay Versus Performance

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and NEO pay. For additional information about our pay-for-performance philosophy and how we align executive compensation with Company performance, refer to the Compensation Discussion and Analysis beginning on page 33.

Required Tabular Disclosure of Pay Versus Performance

The following table sets forth information on the compensation of our Principal Executive Officer (“PEO”) and our other NEOs in comparison to certain performance metrics for 2022, 2021 and 2020. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section above. We did not use any financial performance measure to link CAP to our NEOs to our company performance in the most recently completed fiscal year; accordingly, this disclosure does not present a Company-Selected Measure in the table below nor a Tabular List of our most important financial metrics.

			Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Compensation Table Total for Non-PEO NEOs ($)(1)	Compensation Actually Paid to Non-PEO NEOs ($)(2)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)	Net Loss ($ in thousands)(5)
2022	5,304,349	3,947,827	2,542,107	2,077,854	90.25	113.68	(135,840)
2021	8,743,784	(3,563,992)	3,556,975	(1,481,438)	101.82	126.46	(130,466)
2020	4,192,116	13,889,834	2,258,692	5,257,436	237.53	126.42	(89,625)

(1)
For each year reported, the PEO was Troy E. Wilson, Ph.D., J.D., our President and CEO. For 2022 and 2021, the non-PEO NEOs consisted of Stephen Dale, M.D., Kirsten Flowers, Kathleen Ford and Marc Grasso, M.D. For 2020, non-PEO NEOs were Stephen Dale, M.D., Kirsten Flowers, Kathleen Ford, Marc Grasso, M.D. and Bridget Martell, M.A., M.D. Amounts in this column correspond to amounts of the Total column of the Summary Compensation Table for the applicable year.
(2)
Amounts reported in these columns represent the CAP to our PEO and the average amount of CAP to our non-PEO NEOs, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the total compensation actually earned by or received by our PEO or non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation as set forth in the Summary Compensation Table for each year to determine the CAP:

Year	Summary Compensation Table Total for PEO ($)	Less: Grant Date Fair Value of Awards reported in Summary Compensation Table ($)	Plus: Year-End Fair Value of Unvested Awards Granted in Year ($)	Plus: Fair Value of Awards Granted and Vested in Year ($)	Plus: Change in Fair Value of Unvested Awards Granted in Prior Years ($)	Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in Year ($)	Compensation Actually Paid to PEO ($)
2022	5,304,349	4,242,447	2,390,187	975,539	(535,324)	55,523	3,947,827
2021	8,743,784	7,759,172	1,558,387	985,048	(4,887,385)	(2,204,654)	(3,563,992)
2020	4,192,116	3,078,877	7,761,562	1,518,791	2,564,224	932,018	13,889,834

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Less: Average Grant Date Fair Value of Awards reported in Summary Compensation Table ($)	Plus: Average Year-End Fair Value of Unvested Awards Granted in Year ($)	Plus: Average Fair Value of Awards Granted and Vested in Year ($)	Plus: Average Change in Fair Value of Unvested Awards Granted in Prior Years ($)	Plus: Average Change in Fair Value of Awards Granted in Prior Years that Vested in Year ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,542,107	1,973,554	978,295	673,109	(178,216)	36,113	2,077,854
2021	3,556,975	2,858,085	574,032	362,837	(2,338,734)	(778,463)	(1,481,438)
2020	2,258,692	1,554,335	3,301,520	121,144	964,075	166,340	5,257,436

(3)
Total shareholder return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2019. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period. No dividends were paid in 2022, 2021 or 2020.
(4)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group used for this purpose is the group of companies included in the Nasdaq Biotechnology Index, which is the industry peer group used in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2022.
(5)
The amounts reported represent net loss as reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote [Text Block]
(1)
For each year reported, the PEO was Troy E. Wilson, Ph.D., J.D., our President and CEO. For 2022 and 2021, the non-PEO NEOs consisted of Stephen Dale, M.D., Kirsten Flowers, Kathleen Ford and Marc Grasso, M.D. For 2020, non-PEO NEOs were Stephen Dale, M.D., Kirsten Flowers, Kathleen Ford, Marc Grasso, M.D. and Bridget Martell, M.A., M.D. Amounts in this column correspond to amounts of the Total column of the Summary Compensation Table for the applicable year.

Peer Group Issuers, Footnote [Text Block]
(4)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group used for this purpose is the group of companies included in the Nasdaq Biotechnology Index, which is the industry peer group used in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2022.

PEO Total Compensation Amount	$ 5,304,349	$ 8,743,784	$ 4,192,116
PEO Actually Paid Compensation Amount	$ 3,947,827	(3,563,992)	13,889,834
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Amounts reported in these columns represent the CAP to our PEO and the average amount of CAP to our non-PEO NEOs, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the total compensation actually earned by or received by our PEO or non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation as set forth in the Summary Compensation Table for each year to determine the CAP:

Year	Summary Compensation Table Total for PEO ($)	Less: Grant Date Fair Value of Awards reported in Summary Compensation Table ($)	Plus: Year-End Fair Value of Unvested Awards Granted in Year ($)	Plus: Fair Value of Awards Granted and Vested in Year ($)	Plus: Change in Fair Value of Unvested Awards Granted in Prior Years ($)	Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in Year ($)	Compensation Actually Paid to PEO ($)
2022	5,304,349	4,242,447	2,390,187	975,539	(535,324)	55,523	3,947,827
2021	8,743,784	7,759,172	1,558,387	985,048	(4,887,385)	(2,204,654)	(3,563,992)
2020	4,192,116	3,078,877	7,761,562	1,518,791	2,564,224	932,018	13,889,834

Non-PEO NEO Average Total Compensation Amount	$ 2,542,107	3,556,975	2,258,692
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,077,854	(1,481,438)	5,257,436
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Amounts reported in these columns represent the CAP to our PEO and the average amount of CAP to our non-PEO NEOs, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the total compensation actually earned by or received by our PEO or non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation as set forth in the Summary Compensation Table for each year to determine the CAP:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Less: Average Grant Date Fair Value of Awards reported in Summary Compensation Table ($)	Plus: Average Year-End Fair Value of Unvested Awards Granted in Year ($)	Plus: Average Fair Value of Awards Granted and Vested in Year ($)	Plus: Average Change in Fair Value of Unvested Awards Granted in Prior Years ($)	Plus: Average Change in Fair Value of Awards Granted in Prior Years that Vested in Year ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,542,107	1,973,554	978,295	673,109	(178,216)	36,113	2,077,854
2021	3,556,975	2,858,085	574,032	362,837	(2,338,734)	(778,463)	(1,481,438)
2020	2,258,692	1,554,335	3,301,520	121,144	964,075	166,340	5,257,436

Equity Valuation Assumption Difference, Footnote [Text Block]
(3)
Total shareholder return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2019. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period. No dividends were paid in 2022, 2021 or 2020.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following graph illustrates the relationship during 2020-2022 of the CAP for our PEO and other NEOs as calculated pursuant to SEC rules to our TSR and peer group TSR.
Compensation Actually Paid vs. Net Income [Text Block]	The following graph illustrates the relationship during 2020-2022 of the CAP for our PEO and other NEOs as calculated pursuant to SEC rules to our net loss.
Total Shareholder Return Amount	$ 90.25	101.82	237.53
Peer Group Total Shareholder Return Amount	113.68	126.46	126.42
Net Income (Loss)	$ (135,840,000)	$ (130,466,000)	$ (89,625,000)
PEO Name	Troy E. Wilson, Ph.D., J.D	Troy E. Wilson, Ph.D., J.D	Troy E. Wilson, Ph.D., J.D
Additional 402(v) Disclosure [Text Block]

Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures

As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the Nasdaq Biotechnology Index. As noted above, CAP for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

All information provided above under the “Item 402(v) Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Dividend paid	$ 0	$ 0	$ 0
Initial fixed investment				$ 100
PEO [Member] | Grant Date Fair Value of Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,242,447	7,759,172	3,078,877
PEO [Member] | Year-End Fair Value of Unvested Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,390,187	1,558,387	7,761,562
PEO [Member] | Fair Value of Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	975,539	985,048	1,518,791
PEO [Member] | Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(535,324)	(4,887,385)	2,564,224
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,523	(2,204,654)	932,018
Non-PEO NEO [Member] | Average Grant Date Fair Value Of Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,973,554	2,858,085	1,554,335
Non-PEO NEO [Member] | Average Year-End Fair Value of Unvested Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	978,295	574,032	3,301,520
Non-PEO NEO [Member] | Average Fair Value of Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	673,109	362,837	121,144
Non-PEO NEO [Member] | Average Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(178,216)	(2,338,734)	964,075
Non-PEO NEO [Member] | Average Change in Fair Value of Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 36,113	$ (778,463)	$ 166,340